Redeemable Convertible Preferred Shares - Changes of Convertible Redeemable Preferred Shares (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Beginning Balance	¥ 476,018
Accretion	16,725	¥ 19,707
Accumulated other comprehensive income	14,584
Conversion to Class B ordinary shares	(507,327)
Ending Balance		476,018
Convertible Redeemable Series A Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	¥ 40,181
Beginning Balance	3,125,000
Accretion	¥ 1,033
Accumulated other comprehensive income	1,226
Conversion to Class B ordinary shares	¥ (42,440)
Conversion to Class B ordinary shares, shares	(3,125,000)
Ending Balance		¥ 40,181
Ending Balance	0	3,125,000
Convertible Redeemable Series A-1 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	¥ 28,492
Beginning Balance	1,302,084
Accretion	¥ 830
Accumulated other comprehensive income	870
Conversion to Class B ordinary shares	¥ (30,192)
Conversion to Class B ordinary shares, shares	(1,302,084)
Ending Balance		¥ 28,492
Ending Balance	0	1,302,084
Convertible Redeemable Series B Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	¥ 126,641
Beginning Balance	2,962,239
Accretion	¥ 6,573
Accumulated other comprehensive income	3,910
Conversion to Class B ordinary shares	¥ (137,124)
Conversion to Class B ordinary shares, shares	(2,962,239)
Ending Balance		¥ 126,641
Ending Balance	0	2,962,239
Convertible Redeemable Series C Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	¥ 280,704
Beginning Balance	4,640,843
Accretion	¥ 8,289
Accumulated other comprehensive income	8,578
Conversion to Class B ordinary shares	¥ (297,571)
Conversion to Class B ordinary shares, shares	(4,640,843)
Ending Balance		¥ 280,704
Ending Balance	0	4,640,843